Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 191,195	¥ 461,148	¥ 185,131
Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	184,434	310,677	141,983
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	6,761	150,471	¥ 43,148
Shan Shan Outlets [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	191,195	461,148
Shan Shan Outlets [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	184,434	310,677
Shan Shan Outlets [Member] | Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 6,761	¥ 150,471